RELATED PARTY BALANCES AND TRANSACTIONS (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
Payables to related parties	$ 1,557	$ 267
Key Management Personnel
RELATED PARTY BALANCES AND TRANSACTIONS
Payables to related parties	51	48
RSU Liabilities
RELATED PARTY BALANCES AND TRANSACTIONS
Payables to related parties	1,402	0
Hunter Dickinson Services Inc.
RELATED PARTY BALANCES AND TRANSACTIONS
Payables to related parties	$ 104	$ 219